PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Communication Services: 2.1%
74,612		Comcast Corp. – Class A	$3,493,334	1.2
21,986	(1)	T-Mobile US, Inc.	2,821,903	0.9
			6,315,237	2.1

		Consumer Discretionary: 4.9%
1,946	(1)	Booking Holdings, Inc.	4,570,084	1.6
21,582		eBay, Inc.	1,235,786	0.4
113,807	(1)	General Motors Co.	4,977,918	1.7
93,736	(1)	Las Vegas Sands Corp.	3,643,518	1.2
			14,427,306	4.9

		Consumer Staples: 8.7%
74,324		Altria Group, Inc.	3,883,429	1.3
81,554		Coca-Cola Co.	5,056,348	1.7
29,750		Colgate-Palmolive Co.	2,255,943	0.8
31,104		Kimberly-Clark Corp.	3,830,769	1.3
49,391		Kraft Heinz Co.	1,945,511	0.7
91,361		Philip Morris International, Inc.	8,582,452	2.9
			25,554,452	8.7

		Energy: 11.2%
44,460		Chevron Corp.	7,239,422	2.5
34,492		ConocoPhillips	3,449,200	1.2
67,397		Devon Energy Corp.	3,985,184	1.4
42,294		Hess Corp.	4,527,150	1.5
155,498		Marathon Oil Corp.	3,904,555	1.3
18,863		Pioneer Natural Resources Co.	4,716,316	1.6
150,299		Suncor Energy, Inc.	4,898,244	1.7
			32,720,071	11.2

		Financials: 20.9%
20,005		Allstate Corp.	2,770,893	0.9
104,347		American International Group, Inc.	6,549,861	2.2
199,108		Bank of America Corp.	8,207,232	2.8
7,804		Capital One Financial Corp.	1,024,587	0.3
86,033		Citigroup, Inc.	4,594,162	1.6
81,999		Citizens Financial Group, Inc.	3,717,015	1.3
88,300		Fifth Third Bancorp	3,800,432	1.3
11,718		Goldman Sachs Group, Inc.	3,868,112	1.3
197,237		Huntington Bancshares, Inc.	2,883,605	1.0
22,711		JPMorgan Chase & Co.	3,095,963	1.1
16,222		M&T Bank Corp.	2,749,629	0.9
41,672		Metlife, Inc.	2,928,708	1.0
34,560		Morgan Stanley	3,020,544	1.0
59,707		State Street Corp.	5,201,674	1.8
143,833		Wells Fargo & Co.	6,970,147	2.4
			61,382,564	20.9

		Health Care: 17.3%
15,101		Anthem, Inc.	7,417,913	2.5
12,573		Becton Dickinson & Co.	3,344,418	1.1
41,108		Bristol-Myers Squibb Co.	3,002,117	1.0
54,916		CVS Health Corp.	5,558,048	1.9
31,430		Dentsply Sirona, Inc.	1,546,985	0.5
13,449		HCA Healthcare, Inc.	3,370,589	1.1
35,748	(1)	Henry Schein, Inc.	3,116,868	1.1
27,707		Johnson & Johnson	4,910,512	1.7
16,969		McKesson Corp.	5,194,720	1.8
17,389		Medtronic PLC	1,929,310	0.7
41,627		Merck & Co., Inc.	3,415,495	1.2
77,327		Sanofi ADR	3,969,968	1.4
1,731		UnitedHealth Group, Inc.	882,758	0.3
20,493		Universal Health Services, Inc.	2,970,460	1.0
			50,630,161	17.3

		Industrials: 12.3%
23,655		Caterpillar, Inc.	5,270,807	1.8
31,552		Eaton Corp. PLC	4,788,332	1.6
46,959		Emerson Electric Co.	4,604,330	1.6
22,071		FedEx Corp.	5,107,009	1.7
35,408		General Electric Co.	3,239,832	1.1
78,228		Johnson Controls International plc	5,129,410	1.8
46,890		Textron, Inc.	3,487,678	1.2
45,149		Westinghouse Air Brake Technologies Corp.	4,341,979	1.5
			35,969,377	12.3

		Information Technology: 11.5%
71,920		CDK Global, Inc.	3,501,066	1.2
102,936		Cisco Systems, Inc.	5,739,711	2.0
62,241		Cognizant Technology Solutions Corp.	5,581,150	1.9
121,602	(1)	DXC Technology Co.	3,967,873	1.3
708	(1)	F5, Inc.	147,937	0.0
40,275		Intel Corp.	1,996,029	0.7
14,973		Microsoft Corp.	4,616,326	1.6
25,387		NXP Semiconductor NV - NXPI - US	4,698,626	1.6
23,529		Qualcomm, Inc.	3,595,702	1.2
			33,844,420	11.5

		Materials: 4.4%
42,873		CF Industries Holdings, Inc.	4,418,492	1.5
65,836		Corteva, Inc.	3,784,253	1.3
99,622		International Paper Co.	4,597,555	1.6
			12,800,300	4.4

		Real Estate: 0.8%
126,723		Host Hotels & Resorts, Inc.	2,462,228	0.8

		Utilities: 1.9%
28,243		Constellation Energy Corp.	1,588,669	0.6
81,190		Exelon Corp.	3,867,079	1.3
			5,455,748	1.9

	Total Common Stock
	(Cost $211,306,567)		281,561,864	96.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Mutual Funds: 4.0%
11,783,229	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $11,783,229)	$11,783,229	4.0

	Total Short-Term Investments
	(Cost $11,783,229)	11,783,229	4.0

	Total Investments in Securities (Cost $223,089,796)	$293,345,093	100.0
	Liabilities in Excess of Other Assets	(57,200)	–
	Net Assets	$293,287,893	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2022.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$281,561,864	$–	$–	$281,561,864
Short-Term Investments	11,783,229	–	–	11,783,229
Total Investments, at fair value	$293,345,093	$–	$–	$293,345,093
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(22,429)	$–	$(22,429)
Total Liabilities	$–	$(22,429)	$–	$(22,429)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,349,404	CAD 2,955,770	Deutsche Bank AG	04/22/22	$(14,712)
USD 1,980,116	EUR 1,795,066	Deutsche Bank AG	04/22/22	(6,728)
USD 109,746	CAD 137,522	Goldman Sachs International	04/22/22	(249)
CAD 131,472	USD 105,296	RBC Capital Markets Corp.	04/22/22	(141)
USD 93,925	CAD 118,181	RBC Capital Markets Corp.	04/22/22	$(599)
				$(22,429)

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
USD	-	United States Dollar

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $229,957,633.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$72,343,491
Gross Unrealized Depreciation	(8,975,511)
Net Unrealized Appreciation	$63,367,980